Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
TAXES
14.	TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiary incorporated in Hong Kong is subject to two-tier profit tax rates. The profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. The Company did not make any provision for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC

The Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “CIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The total impact of preferential tax rates amounted to approximately $1.9 million, $1.4 million and $0.8 million for the years ended December 31, 2025, 2024 and 2023, respectively and the impact to EPS is not significant for the years ended December 31, 2025, 2024 and 2023.

Under the CIT Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Beijing Shengfeng Supply Chain Management Co., Ltd. as a HNTE is entitled for a preferential tax rate of 15% from calendar year 2020 to 2025. Beijing Tianyushengfeng e-commerce Technology Co. Ltd. as a HNTE is entitled for a preferential tax rate of 15% from calendar year 2021 to 2026. Fujian Dafengche Information Technology Co. Ltd. as a HNTE is entitled for a preferential tax rate of 15% from calendar year 2024 to 2026. Shengfeng Supply Chain Management Co. Ltd. is eligible to enjoy a preferential tax rate of 15% from calendar year 2020 to 2024 to the extent it has taxable income under the CIT Laws due to the local preferential tax policy.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended December 31, 2025 and 2024, some PRC subsidiaries, the VIE and the VIE’s subsidiaries are qualified small and low-profit enterprises, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

i)	The components of income (loss) before income taxes are as follows:

	Years ended December 31,
	2025	2024	2023
Non-PRC	$(160)	$(258)	$(421)
PRC	14,416	12,751	13,049
Total	$14,256	$12,493	$12,628

ii)	The components of the income tax provision are as follows:

	Years ended December 31,
	2025	2024	2023
Current income tax expense	$1,706	$1,077	$796
Deferred income tax expense	341	589	1,524
Total income tax expense	$2,047	$1,666	$2,320

iii)	The following table reconciles PRC statutory rates to the Company’s effective tax rate:

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2025, 2024 and 2023:

	Years ended December 31,
	2025	2024	2023
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of preferential tax rates (a)	(13.1)%	(10.8)%	(6.2)%
Eligible additional deduction (b)	1.1%	(2.4)%	(3.5)%
Impact of different tax rates in other jurisdictions	0.3%	0.5%	0.8%
Non-taxable and exemptions	0.1%	0.0%	(0.3)%
Permanent differences (c)	1.0%	1.0%	2.6%
Effective income tax rate	14.4%	13.3%	18.4%

(a)	Preferential tax rates for small and low profit enterprise and high and new technology enterprise.

(b)	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.

(c)	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.
iv)	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	As of December 31, 2025	As of December 31, 2024
Deferred tax assets:
Net operating losses carryforward	$309	$280
Allowance for credit losses	776	791
Deferred income (a)	253	256
Intangible assets (b)	203	193
Operating lease liabilities	951	1,806
Total deferred tax assets	2,492	3,326
Less: valuation allowance	-	-
Total deferred tax assets, net of valuation allowance	2,492	3,326
Net off against deferred tax liabilities	(1,179)	(1,892)
Net deferred tax assets	$1,313	$1,434

Deferred tax liabilities:
Property and equipment (c)	$355	$41
Operating lease right-of-use assets	1,071	1,904
Deferred tax liabilities	1,426	1,945
Net off against deferred tax assets	(1,179)	(1,892)
Net deferred tax liabilities	$247	$53

(a)	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.

(b)	Intangible asset represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.

(c)	Property and equipment represent the amortized temporary difference between the tax basis and the accounting basis.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, valuation allowances of nil were provided for the Company’s certain subsidiaries with net operating loss carryforwards as of December 31, 2025 and 2024.

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than 10 years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. The Group will re-apply for the HNTE certificate when the prior certificate expires in the foreseeable future. Total net operating losses (NOLs) carryforwards of the Group’s VIEs in mainland China is $1.4 million and $1.7 million as of December 31, 2025 and 2024, respectively. As of December 31, 2025, net operating loss carryforwards from PRC will expire in calendar years 2026 to 2030, and 2033, if not utilized.

Uncertain tax positions

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interests and penalties tax for the years ended December 31, 2025 and 2024.

(b)	Tax payable

Tax payable consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Value-added tax payable	$2,627	$1,879
Income tax payable	1,093	821
Other taxes payable	430	317
Total	$4,150	$3,017